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DIRECTORS                                               OFFICERS
Barton M. Biggs                                         Stefanie V. Chang
CHAIRMAN OF THE BOARD                                   VICE PRESIDENT
Chairman and Director, Morgan Stanley Asset Management  Harold J. Schaaff, Jr.
Inc. and Morgan Stanley Asset                           VICE PRESIDENT
Management Limited; Managing Director,                  Joseph P. Stadler
Morgan Stanley & Co. Incorporated                       VICE PRESIDENT
Michael F. Klein                                        Valerie Y. Lewis
DIRECTOR AND PRESIDENT                                  SECRETARY
Principal, Morgan Stanley Asset Management Inc. and     Karl O. Hartmann
Morgan Stanley & Co. Incorporated                       ASSISTANT SECRETARY
John D. Barrett II                                      Joanna M. Haigney
Chairman and Director,                                  TREASURER
Barrett Associates, Inc.                                Rene J. Feuerman
Gerard E. Jones                                         ASSISTANT TREASURER
Partner, Richards & O'Neil LLP
Andrew McNally IV
River Road Partners
Samuel T. Reeves
Chairman of the Board and Chief
Executive Officer,
Pinacle L.L.C.
Fergus Reid
Chairman and Chief Executive Officer, LumeLite
Plastics Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

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INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
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DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
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LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
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INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

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For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                           EUROPEAN EQUITY PORTFOLIO
                              FIRST QUARTER REPORT
                                 MARCH 31, 1998

LETTER TO SHAREHOLDERS
-------

The investment objective of the European Equity Portfolio is to seek long-term capital growth through investment in equity securities of European issuers. Equity securities for this purpose include stocks and stock equivalents such as securities convertible into common and preferred stocks and securities having equity characteristics, such as rights and warrants to purchase common stock.

The approach taken in selecting investments for the Portfolio is oriented to individual stock selection and is value driven. The initial step in identifying attractive undervalued securities is the screening of European

PERFORMANCE COMPARED TO THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE INDEX(1)
--------------------------------------------------------------------------------

                                            TOTAL RETURNS(2)
                                -----------------------------------------
                                               ONE       AVERAGE ANNUAL
                                   YTD        YEAR       SINCE INCEPTION
                                ---------  -----------  -----------------
PORTFOLIO--CLASS A............      18.37%      32.11%          22.28%
PORTFOLIO--CLASS B............      18.34       31.89           26.09
INDEX--CLASS A................      20.30       42.01           21.99
INDEX--CLASS B................      20.30       42.01           29.70

1. The MSCI Europe Index is an unmanaged market value weighted index of common stocks listed on the stock exchanges of countries in Europe (includes dividends).

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE COUNTRY SPECIFIC PERFORMANCE RESULTS PROVIDED ARE MEASURED BY THE MSCI EUROPE INDEX AND ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

databases. Stocks are screened for undervaluation on two primary criteria, cash flow and book value, and three secondary criteria, earnings, sales and yield. Once stocks have been selected from this screening process, they are put through detailed fundamental analysis. Important areas covered during this in-depth study include the companies' balance sheets and cash flow, franchise, products, management and the strategic value of the assets.

For the three months ended March 31, 1998, the Portfolio had a total return of 18.37% for the Class A shares and 18.34% for the Class B shares compared to a total return of 20.30% for the Morgan Stanley Capital International (MSCI) Europe Index (the "Index"). For the one year ended March 31, 1998, the Portfolio had a total return of 32.11% for the Class A shares and 31.89% for the Class B shares, compared to a total return of 42.01% for the MSCI Europe Index. From inception on April 2, 1993 to March 31, 1998, the average annual total return of Class A was 22.28% compared to 21.99% for the Index. From inception on January 2, 1996 to March 31, 1998, the average annual total return of Class B was 26.09% compared to 29.70% for the Index.

Underperformance was largely due to weak relative performance from basic industry and manufacturing stocks in Finland, Spain, and Germany. This was offset somewhat by strong stock performance from Switzerland and the Netherlands.

The first quarter ended on a positive note as the Portfolio outperformed its benchmark in March, largely due to strong relative performance from holdings in Switzerland, the U.K., France, and Germany. Looking at the quarter as a whole, however, the Portfolio underperformed the benchmark, with returns being impacted by weak relative performance from some basic industry/ manufacturing stocks in Finland, Spain, and Germany. Names such as Rautaruukki (steels), Kone (elevators), and Metra (diesel engines and ceramics) in Finland; Viag (energy/chemicals) in Germany; and Uralita (building materials) and Iberdrola (electric utility) in Spain. In Denmark, bank stocks were relatively weak. This underperformance was offset to some extent by holdings in Switzerland, with Forbo up 35%, and Ascom up 62%. Strong stock selection in the Netherlands was also a positive contributor.

Given the strong rise in stock markets across Europe, it is becoming increasingly difficult to find value investment opportunities. Our attention is focused on the U.K., particularly small and medium sized companies, where we are currently finding the best value in the European region. Key attractions to this market are the quality of business franchises, the focus of management on creating genuine shareholder value and the clarity of accounting.

The MSCI Europe Index ended the first quarter 20.3% higher in U.S. dollars and 22.2% in local-currency terms, supported by high levels of liquidity, heightened merger and acquisition activity, and improving economic sentiment across the region. The rapid approach of Monetary Union was also a contributing factor. With the exception of Norway (which trailed its neighbors due to its concentration of oil stocks) all European markets posted double-digit returns. Italy, Spain, and Finland led the field with returns in the mid- to high thirties in U.S. dollar terms, followed by France and Ireland with returns in the mid-twenties (in U.S. dollar terms). Top-performing sectors included autos (led by Volkswagon and Bavarian Motor Works), telecommunications (driven largely by demand for mobiles and the liberalization of the sector across the region), and consumer staples. In contrast, media, oils and chemicals were among the quarter's worst performers. The MSCI U.K. Index rose 18.1% in U.S. dollar terms and 16% in sterling over the quarter on the back of merger speculation, despite the implications for exporters as Sterling rose to a nine-year high against the Deutschemark on speculation of a further base-rate rise following the Chancellor's "job creation" budget, which saw a slight easing in fiscal policy.

Robert Sargent
PORTFOLIO MANAGER

April 1998

INVESTMENTS (UNAUDITED)
----------
MARCH 31, 1998

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
COMMON STOCKS (93.2%)
  AUSTRIA (0.7%)
         30,590    Boehler-Uddeholm AG                  $   2,074
                                                        ---------
  BELGIUM (1.0%)
         59,000    G.I.B. Group                             2,955
             55    G.I.B. Group VVPR (New)                      3
                                                        ---------
                                                            2,958
                                                        ---------
  DENMARK (1.8%)
         44,300    BG Bank A/S                              2,702
         34,500    Unidanmark A/S, Class A
                    (Registered)                            2,740
                                                        ---------
                                                            5,442
                                                        ---------
  FINLAND (5.0%)
         53,200    Huhtamaki Oyj, Series 1                  2,891
          1,500    KCI Konecranes International                69
         16,445    Kone Oyj, Class B                        2,227
        328,700    Merita Ltd., Class A                     1,980
        103,250    Metra Oyj, Class B                       2,521
        334,200    Rautaruukki Oyj                          2,781
          7,500    The Rauma Group                            139
        146,850    Valmet Oyj                               2,355
                                                        ---------
                                                           14,963
                                                        ---------
  FRANCE (12.0%)
         11,900    Alcatel Alsthom                          2,234
         24,717    Cie de Saint Gobain                      4,070
         37,100    Elf Aquitaine                            4,864
         52,600    France Telecom                           2,775
         19,100    Groupe Danone                            4,613
         38,311    Lafarge                                  3,260
         58,700    Legris Industries                        2,559
         35,000    SGS-Thompson Microelectronics N.V.       2,751
          5,800    Scor                                       332
         34,100    Total, Class B                           4,096
          5,600    Union des Assurances Federales             920
        202,200    Usinor Sacilor                           3,382
                                                        ---------
                                                           35,856
                                                        ---------
  GERMANY (10.9%)
        102,400    BASF AG                                  4,530
         68,550    Bayer AG                                 3,119
         22,900    Bayerische Vereinsbank AG                1,636
          6,950    Buderus AG                               3,146
         92,800    Gerresheimer Glas AG                     1,229
         31,020    Metro AG                                 1,369

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
          8,670    Philipp Holzmann AG                  $   2,016
         12,043    Plettac AG                               1,896
          6,395    Suedzucker AG                            3,220
         41,100    VEBA AG                                  2,930
          6,160    Viag AG                                  3,388
          5,200    Volkswagen AG                            4,072
                                                        ---------
                                                           32,551
                                                        ---------
  ITALY (7.1%)
        744,200    Magneti Marelli S.p.A.                   2,307
        296,700    Marzotto (Gaetano) & Figli S.p.A.        4,541
        355,350    Mediaset S.p.A.                          2,248
      1,105,600    Sogefi S.p.A.                            4,903
        438,300    Telecom Italia S.p.A.                    3,454
        652,255    Telecom Italia S.p.A. Di Risp
                    (NCS)                                   3,997
                                                        ---------
                                                           21,450
                                                        ---------
  NETHERLANDS (8.8%)
        112,200    ABN Amro Holding N.V.                    2,589
         22,400    Akzo Nobel N.V.                          4,550
        103,570    Hollandsche Beton Groep N.V.             2,022
         94,600    ING Groep N.V.                           5,368
         35,000    Koninklijke Bijenkorf Beheer N.V.        2,460
        151,580    Koninklijke KNP BT N.V.                  3,984
         38,950    Koninklijke Van Ommeren N.V.             1,646
         52,150    Philips Electronics N.V.                 3,827
                                                        ---------
                                                           26,446
                                                        ---------
  NORWAY (1.1%)
        142,620    Saga Petroleum A/S, Class B              2,282
         29,950    Sparebanken                                931
                                                        ---------
                                                            3,213
                                                        ---------
  SPAIN (3.3%)
          8,963    Bodegas y Bebidas                          411
        223,500    Iberdrola                                3,397
         63,200    Telefonica de Espana                     2,787
        241,000    Uralita                                  3,241
                                                        ---------
                                                            9,836
                                                        ---------
  SWEDEN (6.3%)
        130,400    Esselte AB, Class B                      2,977
         55,400    ForeningsSparbanken AB                   1,826
        730,900    Nordbanken Holding AB                    4,846
         32,800    PLM AB                                     552
         67,500    Pharmacia & Upjohn, Inc.                 2,913
         34,300    S.K.F. AB, Class B                         813
         59,200    Spectra-Physics AB, Class A              1,185

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  SWEDEN (CONTINUED)
         36,700    Svedala Industri AB                  $     739
         68,500    Svenska Handelsbanken, Class A           3,171
                                                        ---------
                                                           19,022
                                                        ---------
  SWITZERLAND (10.4%)
            960    Ascom Holdings AG (Bearer)               2,006
          1,910    Bobst AG (Bearer)                        3,647
          1,017    Cie Financiere Richemont AG, Class
                    A                                       1,368
          6,500    Forbo Holding AG (Registered)            3,587
          4,250    Holderbank Financiere Glarus AG,
                    Class B (Bearer)                        4,462
          3,600    Nestle (Registered)                      6,881
          1,960    SIG - Schweizerische Industrie-
                    Gesellschaft Holdings AG
                    (Registered)                            3,061
            600    Schindler Holding AG
                    (Participating Certificates)              870
          1,520    Schindler Holding AG (Registered)        2,244
          1,380    Sulzer AG (Registered)                   1,079
          8,350    Valora Holding AG                        2,098
                                                        ---------
                                                           31,303
                                                        ---------
  UNITED KINGDOM (24.8%)
         31,633    Aggreko plc                                 93
        404,705    BG plc                                   2,103
        209,798    Bank of Ireland                          4,164
        213,610    Bank of Scotland                         2,529
        147,200    Booker plc                                 627
        350,400    British Telecommunications plc           3,817
        360,100    Bunzl plc                                1,666
        241,250    Burmah Castrol plc                       4,925
        102,400    Capital Radio plc                        1,219
        276,800    Charter plc                              3,196
        329,533    Christian Salvesen plc                     629
        104,150    Commercial Union plc                     2,035
         89,000    Danka Business Systems plc                 403
        318,983    Diageo plc                               3,758
        336,300    Glynwed International plc                1,606
        277,000    Great Universal Stores plc               3,442
        537,100    Imperial Tobacco Group plc               3,952
        916,654    John Mowlem & Co. plc                    1,890
        219,900    Lonrho plc                                 398
        669,300    Medeva plc                               1,873
        202,000    Peninsular & Oriental Steam
                    Navigation Co.                          3,030
        223,600    Premier Farnell plc                      1,437
      2,978,700    Premier Oil plc                          1,948
        285,632    Reckitt & Colman plc                     5,299
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
        391,573    Royal & Sun Alliance Insurance
                    Group plc                           $   4,994
        748,600    Scapa Group plc                          2,378
        234,068    Tate & Lyle plc                          2,044
        247,000    Unilever plc                             2,339
        798,400    WPP Group plc                            4,550
        278,100    Westminster Health Care Holdings
                    plc                                     1,895
                                                        ---------
                                                           74,239
                                                        ---------
TOTAL COMMON STOCKS (Cost $207,450)                       279,353
                                                        ---------
PREFERRED STOCKS (2.0%)
  GERMANY (2.0%)
          7,200    Dyckerhoff AG                            1,998
         39,500    Hornbach Holding AG                      3,055
          1,520    Volkswagen AG                              861
                                                        ---------
TOTAL PREFERRED STOCKS (Cost $4,785)                        5,914
                                                        ---------
    NO. OF
    RIGHTS
---------------
RIGHTS (0.0%)
  FRANCE (0.0%)
         38,311    Lafarge, expiring 4/14/98                   60
                                                        ---------
  GERMANY (0.0%)
          6,420    Volkswagen AG, expiring 4/7/98             113
                                                        ---------
TOTAL RIGHTS (Cost $0)                                        173
                                                        ---------
TOTAL FOREIGN SECURITIES (95.2%) (Cost $212,235)          285,440
                                                        ---------
     FACE
    AMOUNT
     (000)
---------------
SHORT-TERM INVESTMENT (5.8%)
  REPURCHASE AGREEMENT (5.8%)
$        17,353    Chase Securities, Inc. 5.60%,
                    dated 3/31/98, due 4/01/98, to be
                    repurchased at $17,356,
                    collateralized by U.S. Treasury
                    Notes, 7.875%, due 11/15/04,
                    valued at $17,731 (Cost $17,353)       17,353
                                                        ---------
FOREIGN CURRENCY (0.3%)
BEF       1,633    Belgian Franc                               43
GBP         412    British Pound                              691
DKK         354    Danish Krone                                50
FIM         512    Finnish Markka                              91
FRF          34    French Franc                                 6
DEM         122    German Mark                                 66
ESP       1,303    Spanish Peseta                               8
                                                        ---------
TOTAL FOREIGN CURRENCY (Cost $961)                            955
                                                        ---------

                                                          VALUE
                                                          (000)
                                                        ---------
TOTAL INVESTMENTS (101.3%) (Cost $230,549)              $ 303,748
                                                        ---------
OTHER ASSETS AND LIABILITIES (-1.3%)
  Other Assets                                             33,907
  Liabilities                                             (37,792)
                                                        ---------
                                                           (3,885)
                                                        ---------
NET ASSETS (100%)                                       $ 299,863
                                                        ---------
                                                        ---------
CLASS A:
NET ASSETS
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                                       $ 293,423
  Applicable to 13,799,679 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)             $21.26
                                                        ---------
                                                        ---------

CLASS B:
NET ASSETS
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                                       $   6,440
  Applicable to 303,390 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)             $21.23
                                                        ---------
                                                        ---------

----------------------------------
NCS -- Non Convertible Shares